Warrants - Fair Value Measurement Inputs (Details) - Private Placement Warrants	Sep. 30, 2022 $ / shares	Jul. 18, 2022 $ / shares
Class of Warrant or Right [Line Items]
Term (in years)	4 years 9 months 18 days	5 years
Stock price
Class of Warrant or Right [Line Items]
Warrants, measurement input	7.81	10.13
Expected volatility
Class of Warrant or Right [Line Items]
Warrants, measurement input	0.400	0.60
Risk-free rate
Class of Warrant or Right [Line Items]
Warrants, measurement input	0.041	0.031
Dividend yield
Class of Warrant or Right [Line Items]
Warrants, measurement input	0	0